SCHEDULE OF PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses Deposits And Other Receivable
Prepaid expenses	$ 81,155	$ 841,143
Prepayment of consulting fees	3,072,000
Other receivables and deposits	29,030	32,676
Total prepayment, deposits and other receivable	$ 3,182,185	$ 873,819